Events after the reporting year	12 Months Ended
Dec. 31, 2021
Events after the reporting year

Note	40 | Events after the reporting year

The following are the events that occurred subsequent to December 31, 2021:

-	Public Hearing – ENRE Resolution No. 25/2022, see Note 2.b;
-	Seasonal prices - ENRE Resolution No. 41/2022, see Note 2.b;
-	Special system for the settlement of debts – Executive Order No. 88/2022, see Note 2.c.
-	Amendment to the By-laws – ENRE Resolution No. 62/2022, see Note 37.
-	Transition tariff – ENRE Resolution No. 76/2022, see Note 2 paragraphs b and g.